Acquisitions, Investments, Dispositions and Assets Held for Sale - Ocen (Details) - OCEN and subsidiaries - MXN ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2020	Jul. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Proportion of sale of ownership interest in associate		40.00%
Cash consideration received for the disposal of assets and liabilities		$ 5,206,000
Assets held for sale				$ 694,239
Carrying value of investments in OCEN				$ 693,970
Share of income in OCEN for 2019	$ 147,975		$ 147,975